Fair Value Measurements	4 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 26, 2021
Fair Value Measurements
8.	FAIR VALUE MEASUREMENTS
The Company’s financial liabilities subject to fair value measurement on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measured as of September 26, 2021
	Level 1	Level 2	Level 3	Total
Liabilities included in:
Warrant liability (Public)	$30,400	$—	$—	$30,400
Warrant liability (Private)	—	—	15,586	15,586
Acquisition contingent consideration payable	—	—	24,373	24,373
Earn-out liability	—	—	24,588	24,588

Total fair value	$30,400	$—	$64,547	$94,947

As of September 26, 2021, the Company’s derivative liabilities for its private and public warrants, the earn-out liability (see Note 2, “
Business Combination and Acquisitions,”
for more details), and the acquisition contingent consideration payable are measured at fair value on a recurring basis. The fair value for the private warrants, earn-out liability, and acquisition contingent consideration payable are determined based on significant inputs not observable in the market (Level 3). The valuation of the Level 3 liabilities uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. The Company uses a Monte Carlo simulation model to estimate the fair value of its private warrants and earn-out liability. The fair value of the public warrants is determined using publicly traded prices (Level 1). Changes in the fair value of the derivative liabilities related to warrants and the earn-out liability are recognized as non-operating expense in the condensed consolidated statements of comprehensive income. Changes in the fair value of acquisition contingent consideration payable are recognized as acquisition and restructuring costs in the condensed consolidated statements of comprehensive income.
The fair value of private warrants was estimated as of September 26, 2021 using the Monte Carlo simulation model with the following assumptions:

Valuation date price	$12.21
Strike price	$11.50
Remaining life	4.81 years
Expected dividend	$—
Risk-free interest rate	0.93%
Price threshold	$18.00
The fair value of the earn-out liability was estimated as of September 26, 2021 using the Monte Carlo simulation model with the following assumptions:

Valuation date price	$12.21
Expected term	6.81 years
Expected volatility	38.24%
Risk-free interest rate	1.25%
Price hurdle 1	$13.00
Price hurdle 2	$15.00
As of September 26, 2021 and December 31, 2020, the Company has accounts receivable, accounts payable and accrued expenses for which the carrying value approximates fair value due to the short- term nature of these instruments. The carrying value of the Company’s long-term debt approximates fair value as the rates used approximate the market rates currently available to the Company. Fair value measurements used in the impairment reviews of goodwill and intangible assets are Level 3 measurements.
The reconciliation of changes in Level 3 during the 13-week and 39-week periods ended September 26, 2021 is as follows:

	For the thirty-nine weeks ended September 26, 2021
	Private Warrants	Acquisition Contingent Consideration	Earn-Out Liability	Total
Balance on December 31, 2020	$—	$9,200	$—	$9,200
Cash paid for contingent consideration	—	(2,000)	—	(2,000)
Liabilities assumed in recapitalization	9,613	—	17,722	27,335
Losses included in earnings	5,973	17,173	6,866	30,012

Balance on September 26, 2021	$15,586	$24,373	$24,588	$64,547

Empower Ltd [Member]
Fair Value Measurements
NOTE 10. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in trust account	1	$250,052,906
Liabilities:
Warrant liability – public warrants	1	9,583,333
Warrant liability – private placement warrants	3	5,506,667
Forward purchase agreement liability	3	2,050,000
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.
The Public Warrants were valued at the initial measurement date using a Monte Carlo simulation model, and the Private Placement Warrants were valued at all dates using a Modified Black Scholes model, both of which are considered to be a Level 3 fair value measurement. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the public warrants was used as the fair value on the relevant date.
Under each of the Modified Black Scholes model and the Monte Carlo simulation model, the primary unobservable input utilized in determining the fair value of the warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of the subsequent valuation date was implied from the volatility of Company’s public warrants.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of August 19, 2020	$—	$—	$—
Initial measurement on October 9, 2020	4,900,000	8,500,000	13,400,000
Change in valuation inputs or other assumptions	606,667	1,083,333	1,690,000
Fair value as of December 31, 2020	$5,506,667	$9,583,333	$15,090,000

The liability for the FPA was valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $50 million pursuant to the FPA is discounted to present value and compared to the fair value of the common stock and warrants to be issued pursuant to the FPA. The fair value of the common stock and warrants to be issued under the FPAs are based on the public trading price of the Units issued in the Company’s IPO. The excess (liability) or deficit (asset) of the fair value of the common stock and warrants to be issued compared to the $50 million fixed commitment is recorded on the financial statements. The primary unobservable input utilized in determining the fair value of the FPAs is the continuous risk free rate commensurate with the remaining term to the initial business combination.
The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, October 6, 2020	$50,000
Recognized loss on change in fair value (1)	2,000,000
Fair value, December 31, 2020	$2,050,000

(1)	Represents the non-cash loss on change in valuation of the FPA liability and is included in Recognized loss on change in fair value of FPA liability on the statement of operations.
The key inputs into the models for the Private Placement Warrants, Public Warrants and FPA at initial measurement and for the Private Placement Warrants and FPA at December 31, 2020 were as follows:

Input	October 9, 2020	December 31, 2020
Risk-free interest rate	0.45%	0.51%
Trading days per year	252	252
Expected volatility	17.5%	16.5%
Exercise price	$11.50	$11.50
Stock price	$9.54	$10.01

NOTE 11. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at each of June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Cash and marketable securities held in trust account	1	$250,112,265	$250,052,906
Liabilities:
Warrant liability – public warrants	1	15,666,666	$9,583,333
Warrant liability – private placement warrants	3	9,566,667	$5,506,667
Forward purchase agreement liability	3	3,250,000	2,050,000
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.
The Public Warrants were valued at the closing price on the relevant date. The Private Placement Warrants were valued using a Modified Black Scholes model which is considered to be a Level 3 fair value measurement.
Under each of the Modified Black Scholes model and the Monte Carlo simulation model, the primary unobservable input utilized in determining the fair value of the warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of the subsequent valuation date was implied from the volatility of Company’s public warrants.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$5,506,667	$9,583,333	$15,090,000
Change in valuation inputs or other assumptions	186,667	250,000	436,667

Fair value as of March 31, 2021	5,693,334	9,833,333	15,526,667
Change in valuation inputs or other assumptions	3,873,333	5,833,333	9,706,666

Fair value as of June 30, 2021	$9,566,667	$15,666,666	$25,233,333

The liability for the FPA was valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $50 million pursuant to the FPA is discounted to present value and compared to the fair value of the common stock and warrants to be issued pursuant to the FPA. The fair value of the common stock and warrants to be issued under the FPA are based on the public trading price of the Units issued in the Company’s IPO. The excess (liability) or deficit (asset) of the fair value of the common stock and warrants to be issued compared to the $50 million fixed commitment is recorded on the financial statements. The primary unobservable input utilized in determining the fair value of the FPA is the continuous risk free rate commensurate with the remaining term to the initial business combination.
The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, December 31, 2020	$2,050,000
Recognized gain on change in fair value (1)	(300,000)

Fair value, March 31, 2021	1,750,000
Recognized loss on change in fair value (1)	1,500,000

Fair value, June 30, 2021	$3,250,000

(1)	Represents the non-cash loss (gain) on change in valuation of the FPA liability and is included in change in fair value of FPA liability on the accompanying condensed statements of operations.
The key inputs into the models for the Private Placement Warrants at June 30, 2021, March 31, 2021 and December 31, 2020 were as follows:

Input	June 30, 2021	March 31, 2021	December 31, 2020
Risk-free interest rate	0.88%	0.98%	0.51%
Trading days per year	252	252	252
Expected volatility	27.2%	17.4%	16.5%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.01	$9.98	$10.01